DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT	DEBT

(in thousands of $)	2023	2022
$40.0 million term loan	39,500	—
$80.0 million term loan	78,000	—
$233.0 million term loan	181,368	—
$250.0 million term loan	224,021	—
$275.0 million term loan and revolving facility	241,830	263,943
$175.0 million term loan and revolving facility	127,297	112,387
$260.0 million lease financing	232,143	244,524
$304.0 million term loan and revolving facility	197,926	216,622
$131.79 million term loan	—	88,856
$93.75 million term loan	—	70,739
$155.3 million term loan	—	70,890
$120.0 million term loan	58,588	63,545
Total U.S. dollar denominated floating rate debt	1,380,673	1,131,506
Deferred charges	(10,606)	(10,650)
Total debt	1,370,067	1,120,856
Current portion of debt	(109,309)	(92,865)
Long-term portion of debt	1,260,758	1,027,991
Movements in 2023, 2022 and 2021 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance as of December 31, 2020	1,054,022	(8,539)	1,045,483
Loan repayments	(628,900)	—	(628,900)
Loan draw downs	848,601	—	848,601
Capitalization of debt issuance cost, net of amortization	—	(2,839)	(2,839)
Balance as of December 31, 2021	1,273,723	(11,378)	1,262,345
Loan repayments	(417,217)	—	(417,217)
Loan draw downs	275,000	—	275,000
Capitalized financing fees and expenses	—	(2,890)	(2,890)
Amortization of debt issuance cost	—	3,618	3,618
Balance as of December 31, 2022	1,131,506	(10,650)	1,120,856
Loan repayments	(385,413)	—	(385,413)
Loan draw downs	634,580	—	634,580
Capitalized financing fees and expenses	—	(4,722)	(4,722)
Amortization of debt issuance cost	—	4,766	4,766
Balance as of December 31, 2023	1,380,673	(10,606)	1,370,067

A summary of our interest bearing loans and borrowings, including lease financing, as of December 31, 2023 is as follows:

$85.0 million lease financing
In December 2023, we signed a sale and leaseback agreement for an amount of $85.0 million to partially finance the four Kamsarmax newbuildings to be delivered during 2024. The lease financing has a ten-year tenor and an interest rate of SOFR plus a margin of 185 basis points per annum. The lease is repaid over a straight-line amortization profile of 21 years and with purchase options throughout the term and at maturity. As of December 31, 2023, there were no amounts drawn under the facility. With reference to Note 29, "Subsequent Events", one of the Kamsarmax newbuildings was delivered in January 2024, and as a result we have drawn $20.0 million from the facility.

$40.0 million term loan facility
In July 2023, we entered into a $40.0 million credit facility to partially finance the two Kamsarmax newbuildings delivered during the third quarter of 2023. The facility has a seven-year tenor and an interest rate of SOFR plus a margin of 175 basis points per annum. Repayments are made on a quarterly basis from fourth quarter of 2023 onward, with a balloon payment of $26.5 million at maturity. During 2023, $0.5 million was repaid and there was no available undrawn amount.

$80.0 million term loan facility
In April 2023, we signed an agreement for a $80.0 million facility to partially finance the four Kamsarmax newbuildings delivered during the second quarter of 2023. The facility has a seven-year tenor and an interest rate of SOFR plus a margin of 180 basis points per annum. During 2023, $2.0 million was repaid and there was no available undrawn amount.

$233.0 million term loan facility
In March 2023, we entered into a $233.0 million two-year credit facility to partially finance the acquisition of six Newcastlemax vessels. The new financing has an interest rate of SOFR plus 190 basis points and matures in the first quarter of 2025. As of December 31, 2023, all six vessels were delivered, and we drew down $214.6 million on the facility. During the year ended December 31, 2023, we entered into and finalized the sale of Golden Feng and Golden Shui, vessels which served as collateral for the $233.0 million facility. As such, following the completion of the sale, the undrawn commitment of the facility was reduced by $17.8 million and the remaining sales proceeds of $25.8 million were used to prepay the debt under the $233.0 million facility. During 2023, $33.2 million was repaid and there was no available undrawn amount. In February 2024, with reference to Note 29, "Subsequent Events", we received credit approvals for the facility. The new $180.0 million credit facility has a five-year tenor and an interest rate of SOFR plus a margin of 160 basis points per annum.

$250.0 million term loan facility
In January 2023, we signed a loan agreement for a $250.0 million credit facility with a group of leading shipping banks to refinance three ($93.75 million, $131.79 million and $155.3 million) credit facilities with total outstanding debt balance of $230.4 million as of December 31, 2022. The facility has an interest rate of SOFR plus a margin of 185 basis points and matures in January 2028 and is secured by a fleet of 20 Capesize and Panamax vessels. During 2023, $26.0 million was repaid, which included repayment of debt in connection to the sale of Golden Suek amounting to $8.0 million. There was no available undrawn amount.

$275.0 million term loan facility
In May 2022, we signed a loan agreement for a $275.0 million term loan and revolving facility to refinance our obligations under the $420.0 million loan facility described below. The $420 million loan facility was secured by 14 Capesize vessels was scheduled to mature in June 2023. The facility bears an interest of SOFR plus a margin of 190 basis points. It also includes a $50.0 million non-amortizing revolving credit tranche. All tranches under the $275.0 million term loan facility and revolving credit tranche mature in May 2027, with a balloon payment of $170.0 million. Repayments are made on a quarterly basis from third quarter of 2022 onward. During 2023, $22.1 million, (2022: $11.1 million) was repaid and there was no available undrawn amount.

$175.0 million term loan facility
In August 2021, we entered into the $175.0 million loan facility refinancing six Newcastlemax vessels acquired from Hemen, previously financed under the $413.6 million loan agreement with Sterna Finance Ltd., a related party (the "Sterna Facility"). The $175 million loan facility has a five-year tenor and 19-year age adjusted repayment profile. The facility bears an interest of SOFR plus a margin of 216 basis points. It also includes a $50 million non-amortizing revolving credit tranche. All tranches under the term loan facility mature in August 2026, with a balloon payment of $77.1 million (excluding revolving credit tranche). Repayments of term loan are made on a quarterly basis from fourth quarter of 2021 onward. During 2023, $10.1 million (2022: $10.1 million) was repaid in regular repayments and $25.0 million was repaid on the revolving credit tranche, leaving an available undrawn amount of $25.0 million.

$260.0 million lease financing
In August 2021, we signed a sale and leaseback agreement for an amount of $260.0 million, refinancing the remaining nine vessels and three newbuildings financed by the Sterna Facility. The lease financing has a seven-year tenor, bears an interest of SOFR plus a margin of 200 basis points, has a straight line amortization profile of 21 years and has purchase options throughout the term, with a purchase obligation at maturity. Repayments are made on a quarterly basis from fourth quarter of 2021 onward. During 2023, $12.4 million (2022: $12.4 million) was repaid and there was no available undrawn amount.
$304.0 million term loan facility
In November 2020, we entered into the $304.0 million term loan and revolving credit facility to refinance our obligations under $425.0 million credit facility that was scheduled to mature in March 2021. This loan facility has been entered into with six reputable shipping banks, five of which were part of the group of banks that financed the $425.0 million credit facility and is secured by 14 Capesize vessels. The term loan facility of $254.0 million has a tenor of five years and a 20-year age adjusted repayment profile, bears an interest of SOFR plus a margin of 261 basis points. All tranches under the term loan facility mature in November 2025, with a balloon payment of $165.2 million. Repayments of term loan are made on a quarterly basis from first quarter of 2021 onward. The facility includes a non-amortizing revolving credit tranche of $50.0 million with maturity date in November 2025. During 2023, $18.7 million (2022: $18.7 million) was repaid in regular repayments. In 2021, we repaid the full $50.0 million revolving credit tranche, consequently leaving an available undrawn amount of $50.0 million.

$120.0 million term loan facility
In May 2018, we entered into a $120.0 million term loan facility to refinance 10 vessels and repay $58.3 million due under the $34.0 million term loan facility and the $82.5 million term loan facilities with maturity in 2018 and prepay the full outstanding amounts under our related party seller credit loans of $65.5 million. This facility bears interest of SOFR plus a margin of 251 basis points. Repayments are made on a quarterly basis from third quarter of 2018 onward. All tranches under the facility mature in April 2025, with a balloon payment of in total $52.4 million. During 2023, $5.0 million (2022: $17.5 million, which included repayment of debt in connection to the sale of Golden Ice and Golden Strength, amounting to $11.4 million) was repaid.

A summary of our interest bearing loans and borrowings, including lease financing, that has been refinanced during the year ended December 31, 2023 and 2022 is as follows:

$131.79 million term loan facility (refinanced)
This facility had a five-year tenor and a 19-year age adjusted amortization profile. The facility carried interest of LIBOR (as a result of its discontinuation on June 30, 2023) plus a margin of 210 basis points. In 2023, we refinanced and fully repaid the outstanding amounts under the $131.79 million loan facility and drew down on the $250.0 million loan facility described above. In total, during 2023, $88.9 million (2022: $9.8 million) was repaid.

$93.75 million term loan facility (refinanced)
This facility had a five-year tenor and a 19-year age adjusted amortization profile. The facility carried interest of LIBOR plus a margin of 215 basis points. In 2023, we refinanced and fully repaid the outstanding amounts under the $93.75 million loan facility and drew down on the $250.0 million loan facility described above. In total, during 2023, $70.7 million (2022: $6.6 million was repaid.

$155.3 million term loan facility (refinanced)
This facility had a five-year tenor and a 20-year age adjusted amortization profile. The facility carried interest of LIBOR plus a margin of 210 basis points. In 2023, we refinanced and fully repaid the outstanding amounts under the $155.3 million loan facility and drew down on the $250.0 million loan facility described above. In total, during 2023, $70.9 million was repaid, which included repayment of debt in connection to the sale of Golden Feng and Golden Shui, amounting to $19.0 million. During 2022, $50.7 million was repaid, which included repayment of debt in connection to the sale of Golden Endeavour, Golden Empress, Golden Enterprise, Golden Cecilie and Golden Cathrine, amounting to $41.1 million.

$420.0 million term loan facility (refinanced)
In February 2019, we extended our $420 million term loan facility for 14 vessels by three years from June 2020 to June 2023 at LIBOR plus a margin of 250 basis points and upsized the facility to partially finance the installation of scrubbers on up to 11 vessels. Each scrubber installation was financed with up to $3 million in a separate tranche to be repaid over three years, commencing January 1, 2020.

In May 2022, we fully repaid the outstanding amounts under the $420.0 million term loan facility and drew down on the new $275.0 million term loan and revolving credit facility described above. In total, during 2022, $280.4 million was repaid.

As of December 31, 2023, for all our term loans, the reference rate has been changed from LIBOR to three months SOFR rate and adjusted by 26.1 basis points. In order to simplify the accounting impacts, for all agreements, where the reference rate was updated in 2023, we applied an optional expedient pursuant to ASC 848 Reference Rate Reform and accounted for modifications of debt as if the modification was not substantial.

Financial covenants
Our loan agreements contain loan-to-value clauses, which could require us to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital as defined in the loan agreement and a value adjusted equity covenant. Under most of our debt facilities the aggregate value of the collateral vessels shall not fall below 130% of the loan outstanding, depending on the facility (for $304 million loan facility, the value should not fall below 135%. For $40 million loan facility, the value should not fall below 125%. For $233 million loan facility, the value should not fall below 120%. For $260 million and $85 million lease financings, the value should not fall below 115%). We need to maintain free cash of at least $20 million or 5% of total interest bearing debt, maintain positive working capital and maintain a value adjusted equity of at least 25% of value adjusted total assets.

With regards to free cash, we have covenanted to retain at least $72.9 million of cash and cash equivalents as of December 31, 2023 (December 31, 2022: $61.3 million) and in accordance with our accounting policy this is classified under cash and cash equivalents. In addition, none of our vessel owning subsidiaries may sell, transfer or otherwise dispose of their interests in the vessels they own without the prior written consent of the applicable lenders unless, in the case of a vessel sale, the outstanding borrowings under the credit facility applicable to that vessel are repaid in full. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, we might not have sufficient funds or other resources to satisfy our obligations.

As of December 31, 2023 and December 31, 2022, we were in compliance with our covenants.

Deferred charges
Debt issuance costs of $10.6 million as of December 31, 2023 (2022: $10.7 million) are presented as a deduction from the carrying value of our debt.

The outstanding debt as of December 31, 2023 is repayable as follows:

(in thousands of $)
2024	109,309
2025	477,584
2026	171,530
2027	217,789
2028	316,962
Thereafter	87,499
Total U.S. dollar denominated floating rate debt	1,380,673
Deferred charges	(10,606)
Total debt	1,370,067

Assets pledged
As of December 31, 2023, 83 vessels (2022: 74 vessels) with an aggregate carrying value of $2,987.4 million (2022: $2,665.8 million) were pledged as security for our floating rate debt.

Weighted average interest
The weighted average interest rate related to our floating rate debt (margin excluding SOFR) as of December 31, 2023 and 2022 was 2.05% and 2.01%, respectively.